PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Small Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.9%
Consumer Discretionary : 8.9%
1,680,465
(1)
Arhaus, Inc.
$ 13,863,836
0.7
368,346
(1)
Dutch Bros, Inc.
- Class A
19,747,029
1.1
154,558
(1)
Five Below, Inc.
34,548,350
1.9
832,422
(1)
Life Time Group
Holdings, Inc.
22,475,394
1.2
155,371
(1)
Modine Manufacturing
Co.
35,308,060
1.9
236,382
(1)
Skyline Champion
Corp.
22,096,989
1.2
61,602
Wingstop, Inc.
15,986,335
0.9
164,025,993
8.9
Consumer Staples : 3.0%
566,793
(1)
Celsius Holdings, Inc.
30,385,773
1.6
281,029
(1)
e.l.f. Beauty, Inc.
25,868,719
1.4
56,254,492
3.0
Energy : 3.1%
32,624
(1)
Centrus Energy Corp.
- Class A
6,609,296
0.4
784,299  Northern Oil and Gas,
Inc.
21,638,810
1.2
387,344  Solaris Oilfield
Infrastructure, Inc.
- Class A
19,223,883
1.0
623,489
(1)
Uranium Energy Corp.
9,558,086
0.5
57,030,075
3.1
Financials : 7.1%
104,124
(1)
Dave, Inc.
20,124,045
1.1
585,341
Glacier Bancorp, Inc.
26,627,162
1.5
197,730
Moelis & Co. - Class A
11,737,253
0.6
192,535
(1)
Palomar Holdings, Inc.
23,818,505
1.3
76,629
Piper Sandler Cos.
22,647,701
1.2
100,733  StepStone Group, Inc.
- Class A
4,345,621
0.2
271,577  Western Alliance
Bancorp
21,813,065
1.2
131,113,352
7.1
Health Care : 22.1%
325,644
(1)
ACADIA
Pharmaceuticals, Inc.
7,997,817
0.4
155,129
(1)
Addus HomeCare
Corp.
16,060,505
0.9
923,586
(1)
ADMA Biologics, Inc.
14,380,234
0.8
1,466,895
(1)
Alignment Healthcare,
Inc.
28,193,722
1.5
267,315
(1)
Arrowhead
Pharmaceuticals, Inc.
16,913,020
0.9
565,152
(1)
AtriCure, Inc.
17,666,652
1.0
98,102
(1)
Axsome Therapeutics,
Inc.
16,077,937
0.9
274,617
(1)
Bridgebio Pharma, Inc.
18,256,538
1.0
829,417
(1)
BrightSpring Health
Services, Inc.
34,362,746
1.9
320,013
(1)
Catalyst
Pharmaceuticals, Inc.
7,385,900
0.4
42,381
(1)
Celcuity, Inc.
4,734,381
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
240,237
(1)
Cogent Biosciences,
Inc.
$ 9,333,207
0.5
166,452
(1)
Crinetics
Pharmaceuticals, Inc.
6,841,177
0.4
120,263
(1)
Cytokinetics, Inc.
7,482,764
0.4
67,196
(1)
GeneDx Holdings
Corp.
5,356,193
0.3
49,840
(1)
Glaukos Corp.
6,000,736
0.3
174,114
(1)
Guardant Health, Inc.
16,349,305
0.9
441,682
(1)
HeartFlow, Inc.
10,229,355
0.5
56,118
(1)
Krystal Biotech, Inc.
15,468,366
0.8
103,422
(1)
Kymera Therapeutics,
Inc.
9,447,600
0.5
31,307
(1)
Madrigal
Pharmaceuticals, Inc.
13,524,624
0.7
83,478
(1)
Nuvalent, Inc. - Class A
8,510,582
0.5
180,124
(1)
Omnicell, Inc.
7,403,096
0.4
41,581
(1)
Penumbra, Inc.
14,320,081
0.8
186,516
(1)
Protagonist
Therapeutics, Inc.
17,174,393
0.9
163,598
(1)
PTC Therapeutics, Inc.
11,155,748
0.6
208,036
(1)
RadNet, Inc.
14,522,993
0.8
174,999
(1)
Repligen Corp.
22,527,621
1.2
126,495
(1)
Rhythm
Pharmaceuticals, Inc.
11,729,881
0.6
294,619
(1)
Scholar Rock Holding
Corp.
13,042,783
0.7
217,262
(1)
TG Therapeutics, Inc.
6,537,414
0.3
408,987,371
22.1
Industrials : 29.5%
177,154
AAON, Inc.
17,927,985
1.0
200,681
(1)
Bloom Energy Corp.
- Class A
31,240,011
1.7
428,280
(1)
Casella Waste
Systems, Inc. - Class A
39,898,565
2.2
181,305
(1)
Construction Partners,
Inc. - Class A
24,361,953
1.3
63,863
(1)
Dycom Industries, Inc.
26,823,737
1.4
293,096  Granite Construction,
Inc.
39,409,688
2.1
313,197  Helios Technologies,
Inc.
22,337,210
1.2
207,446
Herc Holdings, Inc.
28,998,876
1.6
85,597  John Bean
Technologies Corp.
13,181,938
0.7
171,580
(1)
Karman Holdings, Inc.
15,117,914
0.8
136,458
(1)
Kratos Defense &
Security Solutions, Inc.
11,759,951
0.6
332,365
(1)
Loar Holdings, Inc.
23,528,118
1.3
350,785
(1)
Mercury Systems, Inc.
31,230,389
1.7
245,111
(1)
Nextracker, Inc. - Class
A
25,761,166
1.4
1,208,104
(1)
QXO, Inc.
28,934,091
1.6
395,523
(1)
Red Cat Holdings, Inc.
4,607,843
0.2
63,681
(1)
Saia, Inc.
25,815,641
1.4
161,064
(1)
SiteOne Landscape
Supply, Inc.
23,014,435
1.2
113,377
(1)
SPX Technologies, Inc.
25,729,776
1.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Small Cap Growth Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
163,602  Standex International
Corp.
$ 42,863,724
2.3
202,452
Terex Corp.
13,926,673
0.8
129,732
VSE Corp.
29,458,245
1.6
545,927,929
29.5
Information Technology : 20.5%
362,473
(1)
ACI Worldwide, Inc.
14,382,929
0.8
188,536
(1)
Agilysys, Inc.
13,606,643
0.7
883,175
(1)
Allegro MicroSystems,
Inc.
32,209,392
1.7
525,985
(1)
Applied Digital Corp.
14,343,611
0.8
403,833
Cognex Corp.
21,968,515
1.2
123,277
(1)
Credo Technology
Group Holding Ltd.
13,840,309
0.8
403,536
(1)
D-Wave Quantum, Inc.
7,578,406
0.4
30,385
(1)
Fabrinet
16,578,967
0.9
90,662
(1)
FormFactor, Inc.
8,964,658
0.5
78,133
(1)
Impinj, Inc.
9,583,794
0.5
242,214
(1)
JFrog Ltd.
9,724,892
0.5
35,615
(1)
Lumentum Holdings,
Inc.
24,962,910
1.4
683,057
(1)
Mirion Technologies,
Inc.
14,760,862
0.8
905,045
(1)
Ondas, Inc.
9,122,854
0.5
178,773
(1)
Onto Innovation, Inc.
38,595,303
2.1
171,236
(1)
Procore Technologies,
Inc.
9,424,829
0.5
208,202
(1)
Rambus, Inc.
20,749,411
1.1
456,916
(1)
Rigetti Computing, Inc.
7,959,477
0.4
205,493  Silicon Motion
Technology Corp.,
ADR
26,555,860
1.4
48,609
(1)
SiTime Corp.
19,340,549
1.0
105,626
(1)
Synaptics, Inc.
8,604,294
0.5
167,140
(1)
Tower Semiconductor
Ltd.
20,870,772
1.1
305,411
(1)
Unusual Machines,
Inc.
4,168,860
0.2
529,196
(1)
Varonis Systems, Inc.
12,224,428
0.7
380,122,525
20.5
Materials : 1.5%
564,081
Element Solutions, Inc.
19,793,602
1.1
840,744
(1)
United States
Antimony Corp.
7,516,252
0.4
27,309,854
1.5
Real Estate : 1.2%
146,889
FirstService Corp.
23,145,300
1.2
Total Common Stock
(Cost $1,451,164,843)
1,793,916,891
96.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Mutual Funds : 1.8%
33,651,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $33,651,000) $ 33,651,000 1.8
Total Short-Term
Investments
(Cost $33,651,000)
$ 33,651,000
1.8
Total Investments in
Securities
(Cost $1,484,815,843) $ 1,827,567,891 98.7
Assets in Excess of
Other Liabilities 24,093,825 1.3
Net Assets $ 1,851,661,716 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya Small Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 1,793,916,891 $ — $ — $ 1,793,916,891
Short-Term Investments 33,651,000 — — 33,651,000
Total Investments, at fair value $ 1,827,567,891 $ — $ — $ 1,827,567,891
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 385,167,331
Gross Unrealized Depreciation (42,415,283)
Net Unrealized Appreciation $ 342,752,048